Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
3.	Fair Value of Financial Instruments

The Company's financial instruments recorded at fair value have been categorized based upon a fair value hierarchy in accordance with accounting standards, as described in Footnote 2 "Significant Accounting Policies." The following fair value hierarchy table presents information about the Company's financial assets and liabilities measured at fair value (in millions):

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416.1	$—	$—	$1,416.1
Listed equity options	280.4	—	—	280.4
U.S. government obligations	44.3	—	—	44.3
Corporate debt (2)	73.9	—	—	73.9
Mortgage-backed securities	16.4	—	—	16.4
Loan inventory	—	206.6	—	206.6
Purchased call options	—	17.5	—	17.5
Foreign currency forward contracts	—	4.0	—	4.0
Securitized HECM loan inventory (3)	—	1,722.6	—	1,722.6

Total Financial instruments owned, at fair value	1,831.1	1,950.7	—	3,781.8
Deferred compensation investments (4)	—	20.4	—	20.4
Investment in Deephaven Funds (4)	—	1.3	—	1.3

Total fair value of financial instrument assets	$1,831.1	$1,972.4	$—	$3,803.5

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369.8	$—	$—	$1,369.8
Listed equity options	254.5	—	—	254.5
U.S. government obligations	10.6	—	—	10.6
Corporate debt (2)	52.4	—	—	52.4
Embedded conversion derivative	—	17.5	—	17.5
Total return swap	—	17.0	—	17.0

Total Financial instruments sold, not yet purchased, at fair value	1,687.3	34.6	—	1,721.9
Liability to GNMA trusts, at fair value (3)	—	1,710.6	—	1,710.6

Total fair value of financial instrument liabilities	$1,687.3	$1,745.2	$—	$3,432.5

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,299.1	$—	$—	$1,299.1
Listed equity options	41.8	—	—	41.8
U.S. government obligations	3.8	—	—	3.8
Corporate debt (2)	11.1	—	—	11.1
Mortgage-backed securities	22.8	39.6	—	62.4
Loan inventory	—	146.5	—	146.5
Purchased call options	—	33.9	—	33.9
Foreign currency forward contracts	—	4.6	—	4.6

Total Financial instruments owned, at fair value	1,378.6	224.6	—	1,603.1
Deferred compensation investments (3)	—	17.3	—	17.3
Investment in Deephaven Funds (3)	—	3.6	—	3.6

Total fair value of financial instrument assets	$1,378.6	$245.5	$—	$1,624.1

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164.7	$—	$—	$1,164.7
Listed equity options	40.6	—	—	40.6
U.S. government obligations	54.4	—	—	54.4
Corporate debt (2)	6.3	—	—	6.3
Embedded conversion derivative	—	33.9	—	33.9
Total return swap	—	11.5	—	11.5

Total fair value of financial instrument liabilities	$1,266.0	$45.4	$—	$1,311.3

(1)	Equities of $293.7 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $2.7 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition. Totals may not add due to rounding.

The Company's equities, U.S. government obligations, rated corporate debt, listed equity options and actively traded mortgage-backed securities will generally be classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations with reasonable levels of price transparency.

The types of instruments that trade in markets that are not considered to be active, but are valued based on observable inputs such as quoted market prices or alternative pricing sources with reasonable levels of price transparency are generally classified within Level 2 of the fair value hierarchy.

Certain instruments are classified within Level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. For those instruments that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used. As of December 31, 2011 and December 31, 2010, the Company did not hold any financial instruments that met the definition of Level 3.

There were no transfers of financial instruments between levels of the fair value hierarchy for any periods presented.

As of December 31, 2011 and 2010, the Company's loan inventory, foreign currency forward contracts, certain mortgage-backed securities, purchased call options and embedded conversion derivative related to its long-term debt (see Footnote 9 "Long-Term Debt"), deferred compensation investments and its remaining investment in the Deephaven Funds are classified within Level 2 of the fair value hierarchy.

The following is a description of the valuation basis, techniques and significant inputs used by the Company in valuing its Level 2 assets:

Loan inventory

The Company's loan inventory primarily comprises newly issued HECMs that it has originated or purchased and for which the Company has elected to account for at fair value. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Securitized HECM loan inventory

Securitized HECM loan inventory comprises HECMs that the Company has securitized into HMBS. The Company has recorded the securitized loans in Financial instruments owned, at fair value and a corresponding liability recorded as Liability to GNMA trusts, at fair value, on its Consolidated Statement of Financial Condition at December 31, 2011. As of December 31, 2011 all of the HMBS created by the Company have been sold to third parties. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Foreign currency forward contracts

At December 31, 2011 and 2010, the Company had a foreign currency forward contract with a notional value of 75.0 million British pounds which is used to hedge the Company's investment in its U.K. subsidiary. As of December 31, 2011, the Company has a foreign currency forward contract with a notional value of 6.0 million Euros which is used as an economic hedge against a strategic investment that is denominated in Euros. The fair value of the contracts was determined based upon spot foreign exchange rates, LIBOR interest rates and dealer quotations.

Mortgage-backed securities

The Company's mortgage-backed securities that are not actively traded are priced based upon dealer quotations, prices observed from recently executed transactions and cash flow models that incorporate LIBOR forward interest rates, weighted average coupon, weighted average loan age, loan to value and other observable inputs.

Purchased call options and embedded conversion derivative

The fair value of the purchased call options and embedded conversion derivative are determined using an option pricing model based on observable inputs such as implied volatility of the Company's common stock, risk-free interest rate, and other factors.

Deferred compensation investments

Deferred compensation investments comprise investments in liquid mutual funds that the Company acquires to hedge certain of its obligations to employees and directors under certain non-qualified deferred compensation arrangements. These mutual fund investments can generally be redeemed at any time and are valued based upon quoted market prices.

Investment in the Deephaven Funds

Investment in the Deephaven Funds represents our residual investment in certain funds that were formerly managed by Deephaven. These investments are in liquidation and are valued based upon fair value of the underlying investments within such funds.

Fair value of derivative instruments

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the effect of changes in fair value on the Consolidated Statements of Operations (in millions):

	Statements of Financial Condition Location	Fair Value as of December 31,
		2011	2010
Asset Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$17.5	$33.9
Listed equity options (1)		280.4	41.8
Foreign currency forward contracts		0.5	—

		$298.4	$75.7

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$3.5	$4.6

Liability Derivatives
Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$17.5	$33.9
Listed equity options (1)		254.5	40.6
Total return swap (2)		17.0	11.5

		$289.1	$86.0

(1)

As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. As of December 31, 2010, the Company held 0.2 million long and 0.3 million short listed equity option contracts. The contracts are not subject to collateral requirements and are not netted.

(2)	The total return swap liability is offset by an asset which is included in Financial Instruments owned, at fair value on the Company's Consolidated Statements of Financial Condition.

Totals may not add due to rounding.

	Financial Statements Location	Gain (Loss) Recognized For the year ended December 31,
		2011	2010	2009
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(16.4)	$(48.1)	$—
Listed equity options	Net trading revenue	(2.6)	0.5	(8.6)
Embedded conversion derivative	Investment income (loss) and other, net	16.4	48.1	—
Total return swap (1)	Investment income (loss) and other, net	5.5	—	—
Foreign currency forward contracts	Investment income (loss) and other, net	1.2	—	—

		$4.1	$0.5	$(8.6)

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive loss	$(0.2)	$(1.1)	$—

(1)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company's Consolidated Statements of Operations.

Totals may not add due to rounding